Costs (Details 3) - Number	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiaries [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Average number of employees	32,464	33,061	33,715
Subsidiaries [Member] | Senior Managers [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Average number of employees	995	1,018	1,044
Subsidiaries [Member] | Junior Managers [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Average number of employees	9,089	9,160	9,091
Subsidiaries [Member] | Employees [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Average number of employees	16,721	17,180	17,685
Subsidiaries [Member] | Workers [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Average number of employees	5,659	5,703	5,895
Joint Ventures Where EntityIs Venturer [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Average number of employees	771	805	807
Joint Ventures Where EntityIs Venturer [Member] | Senior Managers [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Average number of employees	17	18	17
Joint Ventures Where EntityIs Venturer [Member] | Junior Managers [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Average number of employees	98	109	108
Joint Ventures Where EntityIs Venturer [Member] | Employees [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Average number of employees	371	384	379
Joint Ventures Where EntityIs Venturer [Member] | Workers [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Average number of employees	285	294	303